UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

California Tax-Free Income Fund

Quarterly portfolio holdings 2/28/15

Fund's investmentsCalifornia Tax-Free Income Fund

As of 2-28-15 (unaudited)
	Rate (%	)	Maturity date	Par value	Value
Municipal bonds 97.3%					$268,110,968
(Cost $243,741,371)
California 96.3%					265,329,467
ABAG Finance Authority for Nonprofit Corps. Institute on Aging (D)	5.650		08-15-38	1,000,000	1,127,305
ABAG Finance Authority for Nonprofit Corps. Sharp Healthcare	6.250		08-01-39	1,000,000	1,189,500
ABAG Finance Authority for Nonprofit Corps. Sharp Healthcare, Series A	5.000		08-01-43	2,000,000	2,254,600
Anaheim Public Financing Authority Public Improvement Project, Series C (D)	5.893 (Z	)	09-01-18	3,000,000	2,860,200
Anaheim Public Financing Authority Series A	5.000		05-01-46	1,000,000	1,120,930
Belmont Community Facilities Library Project, Series A (D)	5.750		08-01-24	1,000,000	1,269,280
California County Tobacco Securitization Agency	5.000		06-01-40	1,500,000	1,616,250
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000		06-01-35	1,765,000	1,765,212
California County Tobacco Securitization Agency Public Improvements	5.250		06-01-21	3,425,000	3,454,558
California County Tobacco Securitization Agency Stanislaus Funding, Series A	5.500		06-01-33	515,000	514,995
California Educational Facilities Authority	5.000		10-01-35	1,000,000	1,131,770
California Educational Facilities Authority Prerefunded College and University Funding Program	5.000		02-01-26	1,130,000	1,227,722
California Health Facilities Financing Authority Kaiser Permanente, Series A	5.250		04-01-39	2,500,000	2,588,575
California Health Facilities Financing Authority Lucile Salter Packard Children	5.000		08-15-43	1,000,000	1,140,740
California Health Facilities Financing Authority Providence Health and Services, Series C	6.500		10-01-33	1,000,000	1,199,580
California Health Facilities Financing Authority Scripps Health, Series A	5.000		11-15-36	1,000,000	1,133,190
California Pollution Control Financing Authority Waste Management Inc., Series C, AMT (P)	5.125		11-01-23	2,000,000	2,068,940
California State Public Works Board Department of Corrections, Series A (D)	5.000		12-01-19	4,450,000	4,939,367
California State Public Works Board Series A	5.000		09-01-39	2,500,000	2,866,500
California State Public Works Board Trustees California State University, Series D	6.250		04-01-34	2,000,000	2,395,480
California State Public Works Board Various Capital Projects, Series A	5.000		04-01-37	1,000,000	1,126,240
California State University College and University Revenue, Series A	5.000		11-01-44	2,000,000	2,304,700
California State University College and University Revenue, Series A	5.250		11-01-34	1,000,000	1,149,840
California Statewide Communities Development Authority	5.000		09-02-44	1,000,000	1,076,840
California Statewide Communities Development Authority American Baptist Homes West	6.250		10-01-39	2,000,000	2,273,280
California Statewide Communities Development Authority Insured-Los Angeles Jewish Homes, Series S (D)	5.000		08-01-44	2,250,000	2,536,988
California Statewide Communities Development Authority Insured-Redwoods Project (D)	5.375		11-15-44	1,500,000	1,707,825
California Statewide Communities Development Authority Kaiser Permanente, Series A	5.000		04-01-42	3,500,000	3,908,695

2SEE NOTES TO FUND'S INVESTMENTS

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value	Value
California (continued)
California Statewide Communities Development Authority Senior Living of Southern California (S)	7.250		11-15-41	1,700,000	$2,030,327
California Statewide Communities Development Authority University of California - Irvine	5.750		05-15-32	1,230,000	1,360,085
California Statewide Financing Authority Tobacco Settlement, Series A	6.000		05-01-37	2,500,000	2,500,325
California Statewide Financing Authority Tobacco Settlement, Series B	6.000		05-01-37	4,000,000	4,000,520
Center Unified School District, Series C (D)	1.010 (Z	)	09-01-16	2,145,000	2,112,246
City of Irvine CA Community Facilities District	5.000		09-01-49	2,000,000	2,258,180
City of La Verne CA Brethren Hillcrest Homes	5.000		05-15-36	750,000	805,620
City of Los Angeles Department of Airports	5.000		05-15-45	500,000	580,245
City of San Mateo Community Facilities District	5.500		09-01-44	2,000,000	2,262,180
Cloverdale Community Development Agency	5.500		09-01-38	3,000,000	2,677,020
Contra Costa County Public Financing Authority, Series A (D)	5.000		06-01-28	1,230,000	1,235,055
Discover Card Execution Note Trust East Bay Municipal Utility District Waste Water System, Series A-2	5.000		06-01-38	1,500,000	1,972,755
East Side Union High School District-Santa Clara County (D)	5.250		09-01-24	2,500,000	3,136,475
Folsom Public Financing Authority, Series B	5.125		09-01-26	965,000	995,243
Foothill-Eastern Transportation Corridor Agency, Series A	5.750		01-15-46	5,000,000	5,844,050
Fresno Sewer System Revenue, Series A-1 (D)	5.250		09-01-19	1,000,000	1,087,690
Golden State Tobacco Securitization Corp., Series A (D)	5.000		06-01-35	10,000,000	10,120,100
Inland Valley Development Agency Series A	5.000		09-01-44	7,500,000	8,301,900
Kern County, Capital Improvements Project, Series A (D)	5.750		08-01-35	1,000,000	1,147,240
Laguna Salada Union School District, Series C (D)	3.301 (Z	)	08-01-26	1,000,000	686,350
Lancaster School District School Improvements (D)	1.337 (Z	)	04-01-19	1,730,000	1,637,289
Lancaster School District School Improvements (D)	1.848 (Z	)	04-01-22	1,380,000	1,209,736
Long Beach Harbor Revenue, Series A, AMT (D)	6.000		05-15-18	2,660,000	3,063,336
Long Beach Special Tax Community Facilities District 6-Pike Project	6.250		10-01-26	2,480,000	2,484,638
Los Angeles Community College District 2008 Election, Series A	6.000		08-01-33	4,000,000	4,866,960
Los Angeles Community Facilities District No: 3 Cascades Business Park	6.400		09-01-22	555,000	565,440
Los Angeles County Redevelopment Authority LA Bunker Hill Project, Series C (D)	5.000		12-01-28	2,590,000	3,071,973
Los Angeles County Regional Financing Authority Montecedro Incorporated Project, Series A (D)	5.000		11-15-44	1,355,000	1,495,188
Los Angeles Department of Water & Power	5.000		07-01-44	2,000,000	2,299,160
Los Angeles Department of Water & Power Power Systems, Series D	5.000		07-01-44	1,000,000	1,151,330
M-S-R Energy Authority Natural Gas Revenue, Series A	6.500		11-01-39	1,000,000	1,378,020
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500		11-01-39	3,500,000	4,823,070
Morgan Hill Redevelopment Agency Successor Agency Series A	5.000		09-01-33	1,750,000	1,999,883
Oakland Unified School District/Alameda County	6.625		08-01-38	1,000,000	1,232,770
Orange County Improvement Bond Act 1915, Series B	5.750		09-02-33	1,365,000	1,382,527

SEE NOTES TO FUND'S INVESTMENTS3

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value	Value
California (continued)
Paramount Unified School District, Series B (D)	3.333 (Z	)	09-01-25	4,735,000	$3,338,175
Pasadena California Certificates Participation Refunding Old Pasadena Parking Facility Project	6.250		01-01-18	335,000	364,450
Port of Los Angeles Series A AMT	5.000		08-01-44	2,000,000	2,239,100
Ripon Redevelopment Agency Ripon Community Redevelopment Project (D)	4.750		11-01-36	1,515,000	1,539,649
Riverside County Transportation Commission, Series A	5.750		06-01-48	1,000,000	1,153,480
San Bernardino County Capital Facilities Project, Escrowed to Maturity, Series B	6.875		08-01-24	350,000	469,210
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	3,740,000	3,948,281
San Bruno Park School District School Improvements, Series B (D)	2.296 (Z	)	08-01-21	1,015,000	875,417
San Diego County Regional Airport Authority, Series A	5.000		07-01-44	4,925,000	5,521,762
San Diego County Regional Transportation Commission Sales and Use Tax, Series A	5.000		04-01-44	3,000,000	3,471,810
San Diego Public Facilities Financing Authority Lease Revenue	5.250		03-01-40	1,000,000	1,113,510
San Diego Redevelopment Agency City Heights, Series A	5.750		09-01-23	1,000,000	1,001,930
San Diego Redevelopment Agency City Heights, Series A	5.800		09-01-28	1,395,000	1,397,260
San Diego Redevelopment Agency Public Improvements, Series B	4.577 (Z	)	09-01-17	1,600,000	1,427,792
San Diego Redevelopment Agency Public Improvements, Series B	5.112 (Z	)	09-01-18	1,700,000	1,423,648
San Diego Unified School District, Election of 1998, Series A (D)	2.157 (Z	)	07-01-21	2,500,000	2,179,425
San Francisco City & County Airports Comm-San Francisco International Airport Series B	5.000		05-01-44	5,890,000	6,767,551
San Francisco City & County Redevelopment Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150		08-01-35	1,250,000	1,256,000
San Francisco City & County Redevelopment Agency Mission Bay South Redevelopment, Series D	7.000		08-01-41	1,000,000	1,218,390
San Francisco City & County Redevelopment Financing Authority Mission Bay South Redevelopment, Series D	6.625		08-01-39	1,000,000	1,161,350
San Francisco City & County Redevelopment Financing Authority San Francisco Redevelopment Projects, Series B	6.625		08-01-39	700,000	816,123
San Joaquin County County Administration Building (D)	5.000		11-15-29	2,965,000	3,247,565
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.643 (Z	)	01-01-22	6,500,000	5,804,630
San Joaquin Hills Transportation Corridor Agency Series A	5.000		01-15-44	2,500,000	2,742,800
San Mateo County Joint Power Authority (D)	5.000		07-01-21	1,815,000	2,130,247
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (D)	6.250		07-01-19	895,000	1,084,480
Santa Ana Financing Authority Prerefunded, Police Administration & Holding FacilityPrerefunded, Police Administration & Holding Facility (D)	6.250		07-01-24	5,000,000	6,399,450
Santa Ana Financing Authority Unrefunded, Police Admiinistration & Holding Facility (D)	6.250		07-01-19	895,000	1,068,138
Santa Ana Financing Authority Unrefunded, Police Admiinistration & Holding Facility (D)	6.250		07-01-24	5,000,000	6,374,600
Santa Fe Springs Community Development Commission Construction Redevelopment Project, Series A (D)	2.361 (Z	)	09-01-20	1,275,000	1,119,119

4SEE NOTES TO FUND'S INVESTMENTS

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value	Value
California (continued)
Santa Margarita Water District Community Facilities District	5.625		09-01-43	775,000	$883,880
South Orange County Public Financing Authority Series A	5.000		08-15-33	1,000,000	1,130,730
South Orange County Public Financing Authority Series A	5.000		08-15-34	450,000	506,840
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	2,000,000	2,379,600
Southern California Public Power Authority Series A	5.000		07-01-38	1,000,000	1,161,000
State of California	5.000		09-01-41	1,500,000	1,690,410
State of California	5.000		10-01-41	2,000,000	2,256,800
State of California	5.000		04-01-43	8,500,000	9,661,100
State of California	5.000		11-01-43	2,000,000	2,290,380
State of California	5.000		10-01-44	4,675,000	5,386,208
State of California	5.250		03-01-30	2,000,000	2,318,820
State of California	6.500		04-01-33	5,000,000	6,102,750
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,150,000	1,357,667
Successor Agency To The San Francisco City & County Redevelopment Agency Mission Bay Project, Series A	5.000		08-01-43	1,000,000	1,107,690
Torrance Hospital Revenue Torrance Memorial Medical Center, Series A	5.500		06-01-31	2,000,000	2,006,020
Tuolumne Wind Project Authority Tuolumne County Project, Series A	5.625		01-01-29	1,000,000	1,159,610
University of California	5.000		05-15-44	4,000,000	4,587,760
Vallejo Sanitation & Flood Control District (D)	5.000		07-01-19	1,303,000	1,391,122
West Covina Redevelopment Agency Fashion Plaza	6.000		09-01-22	3,000,000	3,571,710
Puerto Rico 1.0%					2,781,501
Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue, Series A (D)	5.000		07-01-38	80,000	79,886
Puerto Rico Industrial Tourist Education Medical & Environment Authority Hospital de la Concepcion	6.500		11-15-20	500,000	511,615
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A (0.000% steps up to 6.750% on 8-1-16)	2.306 (Z	)	08-01-32	3,000,000	2,190,000
				Par value	Value
Short-term investments 2.0%					$5,663,000
(Cost $5,663,000)
Repurchase agreement 2.0%
Barclays Tri-Party Repurchase Agreement dated 2-27-15 at 0.040% to be repurchased at $4,651,016 on 3-2-15, collateralized by $3,833,200 U.S. Treasury Inflation Indexed Notes, 2.375% due 1-15-17 (valued at $4,744,087, including interest)				4,651,000	4,651,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $1,012,000 on 3-2-15, collateralized by $945,000 U.S. Treasury Notes, 3.625% due 8-15-19 (valued at $1,034,775, including interest)				1,012,000	1,012,000
Total investments (Cost $249,404,371)† 99.3%					$273,773,968
Other assets and liabilities, net 0.7%					$1,801,288
Total net assets 100.0%					$275,575,256

SEE NOTES TO FUND'S INVESTMENTS5

California Tax-Free Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $247,555,824. Net unrealized appreciation aggregated $26,218,144, of which $26,559,704 related to appreciated investment securities and $341,560 related to depreciated investment securities.

Insurance Coverage	As a % of total investments
National Public Finance Guarantee Corp.	14.1%
Assured Guaranty Municipal Corp.	5.6%
Financial Guaranty Insurance Company	3.7%
Ambac Financial Group, Inc.	2.7%
California Mortgage Insurance	2.5%
Assured Guaranty Corp.	0.4%
Total	29.0%

The fund had the following sector composition on 2-28-15:

General Obligation Bonds	17.5%
Revenue Bonds
Other Revenue	22.1%
Facilities	13.8%
Tobacco	8.7%
Health Care	8.7%
Transportation	7.6%
Airport	4.7%
Education	4.6%
Development	4.4%
Utilities	2.1%
Water and sewer	1.9%
Pollution	0.7%
Housing	0.5%
Short-term investments and other	2.7%
Total	100.0%
As a percentage of net assets.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	53Q3	02/15
This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.		4/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 14, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 14, 2015